Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Legal Proceedings: The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment, and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Note 15. Commitments and Contingencies

Economic Incentive Agreement: During 2018, the Company entered into an agreement with the Cedar Park Economic Development Corporation (EDC), whereby the Company will receive grants from the EDC contingent upon the Company fulfilling and maintaining certain corporate office lease and employment requirements. The specified requirements must be met on or before specific measurement dates and maintained throughout the term of the agreement, which expires effective December 31, 2024.

Should the Company fail to meet and maintain any performance requirements, all amounts received from the EDC are subject to refund. During 2018, the Company achieved the first performance requirement and received a payment of $0.2 million. During 2019, the Company continued maintaining the employment level of the first performance requirement but failed to meet the second performance requirement. As a result, the Company did not receive any additional grant funding in 2019, the agreement is subject to termination by the EDC and all amounts received are subject to refund.

As the terms of the EDC grant agreement require the Company to meet and maintain all of the performance requirements throughout the term of the agreement, the Company has not substantially met all the conditions for the grant funding received. Accordingly, the grant funding of $0.2 million received in 2018 is recorded as part of accrued expenses and other current liabilities as of December 31, 2020 and 2019 and will continue to be reflected as a currently liability until all related performance requirements have been met through the end of the agreement on December 31, 2024.

Under the agreement, the EDC has the right to file a security interest to all assets of the Company. This security interest is subordinate to the holders of the convertible notes payable with security interests.

Preferred Sourcing Arrangement and Commercial Matters Agreement: During 2018, the Company entered into a preferred sourcing arrangement, as amended (the “PSA”), with a noteholder of the 2018 Note, Initial 2019 Notes, and January 2020 Note (the “PSA Partner”). Under the terms of the PSA, so long as the PSA Partner is one of the Company’s stockholders or debtholders and for a period of five years following a change of control affecting the Company, the Company will treat the PSA Partner as the Company’s preferred source for any products that the PSA Partner manufactures or sells in preference to other competing products as long as the PSA Partner’s products meet the technical criteria established by the Company and on reasonably competitive terms. Under the PSA, the Company is allowed to purchase competing products upon the request of any customer.

In June 2020 and in conjunction with the Business Combination, the Company entered into a Commercial Matters Agreement with the PSA Partner pursuant to which, among other things, contingent and effective upon the execution of the Business Combination, the Company issued to the PSA Partner $10.0 million worth of Legacy Hyliion’s Common Stock, immediately prior to the effective time of the merger in consideration for the Note Amendments and for any future services to be provided pursuant to the terms of a services agreement to provide engineering or operational services to the Company that was entered into in June 2020. The terms of the services agreement are yet to, and may ultimately not, be negotiated and the PSA Partner is under no obligation to enter into such services agreement.

As a result, immediately prior to the consummation of the Business Combination discussed in Note 4, the Company issued 1,000,000 shares of Legacy Hyliion common stock with a fair value of $10.00 per share in exchange for future services to the Company.

Legal Proceedings: The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.